Consolidated and carve-out statements of cash flows - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Statement of cash flows [abstract]
Net loss	$ (30,426)	$ (45,118)
Adjustments for:
Financial income	(18)	0
Financial expense	618	23
Change in fair value of warrants	4	0
Depreciation and amortization expenses	121	152
Revaluation on contingent consideration liabilities	0	860
Share-based payments	9,412	11,801
Group's pension expense	175	92
Net foreign exchange differences	(2,993)	(945)
Changes in working capital:
–(Increase)/Decrease in other current receivables	(449)	365
–(Increase) in other current assets	(2,061)	(1,033)
–Increase/(Decrease) in trade payables	4,210	(6,051)
–Increase in accrued expenses	6,865	2,856
Increase in deferred revenue	3,488	0
–Increase/(Decrease) in other current liabilities	1,333	39
–Interest paid	(61)	(24)
Interest received	18	0
Cash flows from (used in) operating activities	(9,764)	(36,983)
Payments for property, plant and equipment	(17)	(33)
Payments to security deposit	(2)	(1)
Cash flow used in investing activities	(19)	(34)
Share capital increase	53,955	154,125
Transaction costs due to capital increase	(4,496)	(12,566)
Transaction costs due to Kreos Loan agreement	(100)	0
Lease principal payments	(67)	(68)
Cash flow provided by financing activities	49,292	141,491
Net increase in cash and cash equivalents	39,509	104,474
Cash and cash equivalents at beginning of the year	102,707	40,172
Net effect of exchange rate changes on cash and cash equivalents	(72)	(36)
Cash and cash equivalents at end of the year	$ 142,144	$ 144,610